MEDIFOCUS, INC. - Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Sales
Products		$ 708,975	$ 908,602	$ 710,620
Services		1,085,187	1,390,303	2,546,258
Total Sales		2,666,800	3,783,700	4,534,940
Cost of Sales
Products		708,975	908,602	710,620
Services		1,085,187	1,390,303	2,546,258
Total Costs of Sales		1,794,162	2,298,905	3,256,878
Gross Profit		872,638	1,484,795	1,278,062
OPERATING EXPENSES
Research and Development		181,397	320,386	626,285
Sales and marketing		27,806	108,127	1,140,029
General and administrative		1,384,586	1,567,675	2,728,553
Total operating expenses		1,593,789	1,996,188	4,494,867
Loss from operations - before other (expense) income		(721,151)	(511,393)	(3,216,805)
OTHER INCOME (EXPENSE)
Net gain (loss) from equity method investment	[1]			100,000
Other income and expenses		10,598	(29,413)	10,216
(Loss) from change in fair value of contingent consideration	[2]	(54,185)	(83,188)	(154,137)
Gain from sale of consoles	[1]		175,491
(Loss) from impairment of long-lived assets				(99,020)
Gain (loss) from recovery (write-off) of harmonized sales tax receivable		31,891	202,107	(208,138)
Gain on debt settlement		22,900
Gain from settlement of debt for shares issuable		30,705
Interest and discount accretion	[3]	(862,004)	(1,323,320)	(1,393,665)
Total other income (expense)		(820,095)	(1,058,324)	(1,744,744)
Net loss		(1,541,246)	(1,569,717)	(4,961,549)
Net Comprehensive Loss		$ (1,541,246)	$ (1,569,717)	$ (4,961,549)
Net Loss Per Share- Basic and Diluted		$ (0.01)	$ (0.01)	$ (0.03)
Weighted Average Common Shares Outstanding - Basic and Diluted		184,984,215	184,984,215	164,701,958

[1]	See Note 3.
[2]	See Note 2.
[3]	See Note 5.